CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock LifeSci Acquisition II Corp	Common Stock	Additional Paid-in Capital LifeSci Acquisition II Corp	Additional Paid-in Capital	Accumulated Deficit LifeSci Acquisition II Corp	Accumulated Deficit	LifeSci Acquisition II Corp	Total
Balance at the beginning at Dec. 31, 2018		$ 827		$ 941,902		$ (57,492,746)		$ (56,550,017)
Balance at the beginning (in shares) at Dec. 31, 2018		8,273,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares issued								122,560
Net loss						(18,468,776)		$ (18,468,776)
Balance at the end at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the end (in shares) at Dec. 31, 2019		8,396,425
Balance at the beginning at Dec. 17, 2019	$ 0		$ 0		$ 0		$ 0
Balance at the beginning (in shares) at Dec. 17, 2019	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 216		24,784				25,000
Number of shares issued	2,156,250
Net loss					(1,000)		(1,000)	(1,000)
Balance at the end at Jun. 30, 2020	$ 216	$ 856	24,784	1,611,049	(1,000)	(106,135,338)	24,000	(106,135,338)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	2,765,097
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(5,749,171)		(5,749,171)
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares issued								148,011
Net loss								$ (19,349,948)
Balance at the end at Sep. 30, 2020	$ 216		24,784		(1,080)		23,920
Balance at the end (in shares) at Sep. 30, 2020	2,156,250
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares issued								164,886
Net loss						(31,674,084)		$ (31,674,084)
Balance at the end at Dec. 31, 2020								(106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(5,916,947)		(5,916,947)
Balance at the end at Jun. 30, 2020	$ 216	$ 856	24,784	1,611,049	(1,000)	(106,135,338)	24,000	$ (106,135,338)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares issued								75,694
Net loss					(80)	(7,683,830)	(80)	$ (7,683,830)
Balance at the end at Sep. 30, 2020	$ 216		24,784		(1,080)		23,920
Balance at the end (in shares) at Sep. 30, 2020	2,156,250
Balance at the beginning at Jun. 30, 2020	$ 216	$ 856	24,784	1,611,049	(1,000)	(106,135,338)	24,000	(106,135,338)
Balance at the beginning (in shares) at Jun. 30, 2020	2,156,250	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 3,146,454 Private Placement Warrants			2,831,809				2,831,809
Accretion of common stock subject to redemption to redemption value			(1,858,498)				(1,858,498)
Founder Shares Forfeited	$ (15)		15
Founder Shares Forfeited (in shares)	(153,990)
Net loss					(561,449)		(561,449)
Balance at the end at Jun. 30, 2021	$ 201	$ 1,028	998,110	3,663,679	(562,449)	(118,623,183)	435,862	(122,287,890)
Balance at the end (in shares) at Jun. 30, 2021	2,002,260	4,488,416
Balance at the beginning at Sep. 30, 2020	$ 216		24,784		(1,080)		23,920
Balance at the beginning (in shares) at Sep. 30, 2020	2,156,250
Balance at the end at Dec. 31, 2020								(106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(6,825,527)		(6,825,527)
Balance at the end at Mar. 31, 2021		$ 907		2,168,412		(112,403,451)		(114,572,770)
Balance at the end (in shares) at Mar. 31, 2021		3,271,804
Balance at the beginning at Dec. 31, 2020								$ (106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares issued								1,830,071
Net loss								$ (29,232,518)
Balance at the end at Sep. 30, 2021	$ 201	$ 1,039	998,110	4,769,114	(1,392,079)	(132,209,608)	(393,768)	(106,135,338)
Balance at the end (in shares) at Sep. 30, 2021	2,002,260	4,595,168
Balance at the beginning at Mar. 31, 2021		$ 907		2,168,412		(112,403,451)		(114,572,770)
Balance at the beginning (in shares) at Mar. 31, 2021		3,271,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(7,715,120)		(7,715,120)
Balance at the end at Jun. 30, 2021	$ 201	$ 1,028	998,110	3,663,679	(562,449)	(118,623,183)	435,862	$ (122,287,890)
Balance at the end (in shares) at Jun. 30, 2021	2,002,260	4,488,416
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares issued								106,752
Net loss					(829,630)	(14,691,871)	(829,630)	$ (14,691,871)
Balance at the end at Sep. 30, 2021	$ 201	$ 1,039	$ 998,110	$ 4,769,114	$ (1,392,079)	$ (132,209,608)	$ (393,768)	$ (106,135,338)
Balance at the end (in shares) at Sep. 30, 2021	2,002,260	4,595,168